Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets	12 Months Ended
Mar. 31, 2023
Customers acquisition [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Trademark/Copy rights [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Computer software [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Bottom of range [member] | Commercial Rights [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	5 years
Top of range [member] | Commercial Rights [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets [Line Items]
Estimated useful lives	10 years